SUPPLEMENTAL GUARANTOR INFORMATION	12 Months Ended
Dec. 31, 2013
SUPPLEMENTAL GUARANTOR INFORMATION [Abstract]
SUPPLEMENTAL GUARANTOR INFORMATION
15.	SUPPLEMENTAL GUARANTOR INFORMATION

On June 10 and October 2, 2013 the Company issued $200,000 and $25,000, respectively of its 2021 Senior Notes.

The 2021 Senior Notes are fully and unconditionally guaranteed on a joint and several basis by Company’s subsidiaries directly involved in our Ocean and River Business.

The Indenture provides that the 2021 Senior Notes and each of the guarantees granted by Subsidiaries, other than the Mortgage, are governed by, and construed in accordance with, the laws of the state of New York.  Each of the mortgaged vessels is registered under either the Panamanian flag, or another jurisdiction with similar procedures.  All of the Subsidiary Guarantors are outside of the United States.

Supplemental condensed consolidating financial information for the Guarantor Subsidiaries for the 2021 Senior Notes is presented below.  This information is prepared in accordance with the Company’s accounting policies.  This supplemental financial disclosure should be read in conjunction with the consolidated financial statements.
SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

AT DECEMBER 31, 2013

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$423,536	$45,715	$81,996	$(551,195)	$52
Other current assets	21,016	68,998	105,638	-	195,652
Total current assets	444,552	114,713	187,634	(551,195)	195,704

Noncurrent assets
Vessels and equipment, net	-	265,577	450,682	(828)	715,431
Investment in affiliates	180,616	-	220	(180,616)	220
Other noncurrent assets	8,974	30,552	29,130	-	68,656
Total noncurrent assets	189,590	296,129	480,032	(181,444)	784,307
Total assets	$634,142	$410,842	$667,666	$(732,639)	$980,011

Current liabilities
Payable to related parties	$-	$188,021	$364,525	$(551,195)	$1,351
Current portion of long-term financial debt	-	6,420	25,833	-	32,253
Other current liabilities	2,511	53,383	1,890	-	57,784
Total current liabilities	2,511	247,824	392,248	(551,195)	91,388

Noncurrent liabilities
Due to affiliates	$-	$-	$-	$-	$-
Long-term financial debt	226,070	48,682	191,392	-	466,144
Other noncurrent liabilities	-	267	16,651	-	16,918
Total noncurrent liabilities	226,070	48,949	208,043	-	483,062
Total liabilities	228,581	296,773	600,291	(551,195)	574,450

Equity of Ultrapetrol (Bahamas) Limited	405,561	114,069	67,375	(181,444)	405,561
Noncontrolling interest	-	-	-	-	-
Total equity	405,561	114,069	67,375	(181,444)	405,561
Total liabilities and equity	$634,142	$410,842	$667,666	$(732,639)	$980,011

SUPPLEMENTAL CONDENSED CONSOLIDATING BALANCE SHEET

AT DECEMBER 31, 2012

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts
Current assets
Receivables from related parties	$307,343	$122,035	$87,737	$(517,105)	$10
Other current assets	201,491	66,643	38,846	-	306,980
Total current assets	508,834	188,678	126,583	(517,105)	306,990

Noncurrent assets
Vessels and equipment, net	-	279,653	368,753	(887)	647,519
Investment in affiliates	151,447	-	251	(151,447)	251
Other noncurrent assets	5,171	26,032	33,275	(8,920)	55,558
Total noncurrent assets	156,618	305,685	402,279	(161,254)	703,328
Total assets	$665,452	$494,363	$528,862	$(678,359)	$1,010,318

Current liabilities
Payable to related parties	$-	$224,281	$272,568	$(493,088)	$3,761
Current portion of long-term financial debt	-	12,064	36,967	-	49,031
2017 Senior Convertible Notes	80,000	-	-	-	80,000
Other current liabilities	5,701	51,781	8,471	-	65,953
Total current liabilities	85,701	288,126	318,006	(493,088)	198,745

Noncurrent liabilities
Due to affiliates	$-	$32,937	$-	$(32,937)	$-
Long-term financial debt	180,000	55,102	153,419	-	388,521
Other noncurrent liabilities	-	262	16,291	-	16,553
Total noncurrent liabilities	180,000	88,301	169,710	(32,937)	405,074
Total liabilities	265,701	376,427	487,716	(526,025)	603,819

Equity of Ultrapetrol (Bahamas) Limited	399,751	117,936	41,146	(159,082)	399,751
Noncontrolling interest	-	-	-	6,748	6,748
Total equity	399,751	117,936	41,146	(152,334)	406,499
Total liabilities and equity	$665,452	$494,363	$528,862	$(678,359)	$1,010,318

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2013

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$294,261	$159,120	$(42,164)	$411,217

Operating expenses	(7,459)	(287,214)	(123,600)	42,222	(376,051)
Operating profit (loss)	(7,459)	7,047	35,520	58	35,166

Investment in affiliates	21,051	-	(520)	(21,051)	(520)
Other income (expenses)	(6,224)	(6,816)	(7,088)	-	(20,128)
Income (loss) before income tax	7,368	231	27,912	(20,993)	14,518

Income tax benefit (expense)	-	(4,098)	(2,499)	-	(6,597)
Net income (loss)	7,368	(3,867)	25,413	(20,993)	7,921

Net income attributable to noncontrolling interest	-	-	-	553	553
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	$7,368	$(3,867)	$25,413	$(21,546)	$7,368
Comprehensive income (loss)	$8,150	$(3,867)	$26,195	$(21,741)	$8,737

Comprehensive income attributable to noncontrolling interest	-	-	-	587	587

Comprehensive income (loss) attributable to Ultrapetrol (Bahamas) Limited	$8,150	$(3,867)	$26,195	$(22,328)	$8,150

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2012

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$207,429	$140,530	$(34,790)	$313,169

Operating expenses	(7,548)	(226,864)	(138,608)	34,732	(338,288)
Operating profit (loss)	(7,548)	(19,435)	1,922	(58)	(25,119)

Investment in affiliates	(49,470)	-	(1,175)	49,470	(1,175)
Other income (expenses)	(6,639)	(24,859)	(7,941)	-	(39,439)
Income (loss) before income tax	(63,657)	(44,294)	(7,194)	49,412	(65,733)

Income tax benefit (expense)	-	3,044	(75)	-	2,969
Net income (loss)	(63,657)	(41,250)	(7,269)	49,412	(62,764)

Net income attributable to noncontrolling interest	-	-	-	893	893
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	$(63,657)	$(41,250)	$(7,269)	$48,519	$(63,657)
Comprehensive income (loss)	$(64,198)	$(41,250)	$(7,810)	$49,934	$(63,324)

Comprehensive income attributable to noncontrolling interest	-	-	-	874	874

Comprehensive income (loss) attributable to Ultrapetrol (Bahamas) Limited	$(64,198)	$(41,250)	$(7,810)	$49,060	$(64,198)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF OPERATIONS

FOR THE YEAR ENDED DECEMBER 31, 2011

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Revenues	$-	$208,130	$137,274	$(40,922)	$304,482

Operating expenses	(7,065)	(187,259)	(131,638)	40,864	(285,098)
Operating profit (loss)	(7,065)	20,871	5,636	(58)	19,384

Investment in affiliates	(7,886)	-	(1,073)	7,886	(1,073)
Other income (expenses)	(3,854)	(23,953)	(10,476)	-	(38,283)
Income (loss) before income tax	(18,805)	(3,082)	5,913	7,828	(19,972)

Income tax benefit (expense)	-	1,060	677	-	1,737
Net income (loss)	(18,805)	(2,022)	(5,236)	7,828	(18,235)

Net income attributable to noncontrolling interest	-	-	-	570	570
Net income (loss) attributable to Ultrapetrol (Bahamas) Limited	$(18,805)	$(2,022)	$(5,236)	$7,258	$(18,805)
Comprehensive income (loss)	$(20,245)	$(2,022)	$(6,676)	$9,241	$(19,702)

Comprehensive income attributable to noncontrolling interest	-	-	-	543	543

Comprehensive income (loss) attributable to Ultrapetrol (Bahamas) Limited	$(20,245)	$(2,022)	$(6,676)	$8,698	$(20,245)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2013

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net cash (used in) provided by operating activities	$(10,370)	$18,283	$11,934	$-	$19,847

Intercompany sources	(116,193)	40,060	109,070	(32,937)	-
Non-subsidiary sources	-	(12,848)	(107,878)	-	(120,726)
Net cash (used in) provided by investing activities	(116,193)	27,212	1,192	(32,937)	(120,726)

Intercompany sources	-	(32,937)	-	32,937	-
Non-subsidiary sources	(53,596)	(16,434)	21,319	-	(48,711)
Net cash (used in) provided by financing activities	(53,596)	(49,371)	21,319	32,937	(48,711)
Net (decrease) increase in cash and cash equivalents	$(180,159)	$(3,876)	$34,445	$-	$(149,590)

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2012

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net cash (used in) provided by operating activities	$(11,232)	$(24,555)	$31,852	$-	$(3,935)

Intercompany sources	(10,019)	43,839	(16,697)	(17,123)	-
Non-subsidiary sources	-	(15,507)	(17,006)	-	(32,513)
Net cash (used in) provided by investing activities	(10,019)	28,332	(33,703)	(17,123)	(32,513)

Intercompany sources	-	(17,123)	-	17,123	-
Non-subsidiary sources	219,122	4,747	698	-	224,567
Net cash (used in) provided by financing activities	219,122	(12,376)	698	17,123	224,567
Net increase (decrease) in cash and cash equivalents	$197,871	$(8,599)	$(1,153)	$-	$188,119

SUPPLEMENTAL CONDENSED CONSOLIDATING STATEMENT OF CASH FLOW

FOR THE YEAR ENDED DECEMBER 31, 2011

(stated in thousands of U.S. dollars)

	Parent	Combined subsidiary guarantors	Combined subsidiary non guarantors	Consolidating adjustments	Total consolidated amounts

Net cash (used in) provided by operating activities	$(6,101)	$16,733	$4,125	$-	$14,757

Intercompany sources	(17,947)	(1,322)	(6,774)	26,043	-
Non-subsidiary sources	-	(46,828)	(51,035)	-	(97,863)
Net cash (used in) investing activities	(17,947)	(48,150)	(57,809)	26,043	(97,863)

Intercompany sources	-	31,543	(5,500)	(26,043)	-
Non-subsidiary sources	(15,000)	13,395	13,237	-	11,632
Net cash (used in) provided by financing activities	(15,000)	44,938	7,737	(26,043)	11,632
Net increase (decrease) in cash and cash equivalents	$(39,048)	$13,521	$(45,947)	$-	$(71,474)